Offsets	Sep. 18, 2025 USD ($) shares
Offset: 1
Offset Payment:
Offset Claimed	true
Rule 457(p) Offset	true
Registrant or Filer Name	Western Asset High Income Fund II Inc.
Form or Filing Type	N-2
File Number	333-261721
Initial Filing Date	Mar. 18, 2022
Fee Offset Claimed	$ 3,390.67
Security Type Associated with Fee Offset Claimed	Equity
Security Title Associated with Fee Offset Claimed	Equity
Unsold Securities Associated with Fee Offset Claimed | shares	36,576,843
Offset Note	(1) The Registrant has completed any offering that included the unsold securities associated with the offset under the Registrant's Registration Statement filed on March 18, 2022 (File No. 333-261721) (the "2022 Registration Statement"). (2) The Registrant claims a credit of $3,390.67 for fees attributable to securities previously registered and unsold under the 2022 Registration Statement pursuant to the "offset" provision of Rule 457(p) under the Securities Act of 1933. The Registrant notes that $36,576,843 of its registered securities remain unsold under the 2022 Registration Statement. The Registrant has completed any offering that included the unsold securities associated with the offset under the 2022 Registration Statement.
Termination / Withdrawal Statement	The Registrant has completed any offering that included the unsold securities associated with the offset under the Registrant's Registration Statement filed on March 18, 2022 (File No. 333-261721) (the "2022 Registration Statement").
Offset: 2
Offset Payment:
Offset Claimed	false
Rule 457(p) Offset	true
Registrant or Filer Name	Western Asset High Income Fund II Inc.
Form or Filing Type	N-2
File Number	333-261721
Filing Date	Mar. 18, 2022
Fee Paid with Fee Offset Source	$ 3,390.67
Offset Note	The Registrant claims a credit of $3,390.67 for fees attributable to securities previously registered and unsold under the 2022 Registration Statement pursuant to the "offset" provision of Rule 457(p) under the Securities Act of 1933. The Registrant notes that $36,576,843 of its registered securities remain unsold under the 2022 Registration Statement. The Registrant has completed any offering that included the unsold securities associated with the offset under the 2022 Registration Statement.